Average Annual Total Returns - Invesco PureBeta FTSE Developed ex-North America ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	FTSE Developed ex-North America Index (Net)(reflects reinvested dividends net of withholding taxes but, reflects no deduction for fees, expenses or other taxes) 1 Year	FTSE Developed ex-North America Index (Net)(reflects reinvested dividends net of withholding taxes but, reflects no deduction for fees, expenses or other taxes) Since Inception
Total	Sep. 22, 2017	10.20%	5.64%	9.68%	5.15%	6.34%	4.43%	10.07%	5.72%